Significant accounting policies (Details Textuals)	6 Months Ended
Jun. 30, 2012
Kingman Turbine Supply Agreement
Schedule Of Inventory [Line Items]
Period of inventory funded under agreement	2 years
Windstar Turbine Supply Agreement
Schedule Of Inventory [Line Items]
Period of inventory funded under agreement	5 years